Notes to Cash Flows - Parent - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 41,077	£ 36,133	£ 48,576
Proceeds from issue of debt securities	5,347	8,667	2,847
Repayment of debt securities	(5,438)	(4,482)	(13,724)
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(971)	(40)	(4)
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(750)	(500)
Dividends paid	(1,671)	(1,173)	(1,506)
Liability-related other changes	(101)	(1,254)	(418)
Non-cash changes:
– Unrealised foreign exchange	(804)	2,083	(916)
– Other changes	2,033	1,169	1,353
Ending balance	40,474	41,077	36,133
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	36,420	31,580	43,679
Proceeds from issue of debt securities	5,347	8,667	2,847
Repayment of debt securities	(5,438)	(4,482)	(13,724)
Liability-related other changes	(159)	(1,282)	(473)
Non-cash changes:
– Unrealised foreign exchange	(750)	1,893	(930)
– Other changes	358	44	181
Ending balance	35,778	36,420	31,580
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,332	2,228	2,556
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(971)	(40)	(4)
Liability-related other changes	25	2	(4)
Non-cash changes:
– Unrealised foreign exchange	(54)	190	14
– Other changes	4	(47)	(334)
Ending balance	2,386	2,332	2,228
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,196	2,191	2,241
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(750)	(500)
Liability-related other changes	0	5
Non-cash changes:
Ending balance	2,196	2,196	2,191
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0	0
Dividends paid	(1,671)	(1,173)	(1,506)
Non-cash changes:
– Other changes	1,671	1,173	1,506
Ending balance	0	0	0
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,924	13,232
Proceeds from issue of debt securities	1,528	3,889
Repayment of debt securities	(2,870)	(1,446)
Proceeds from issue of subordinated liabilities	1,050	0
Repayment of subordinated liabilities	(360)	0
Issue of other equity instruments	0	750
Repurchase of other equity instruments	0	(750)
Dividends paid	(1,671)	(1,156)
Liability-related other changes	565	(199)
Non-cash changes:
– Unrealised foreign exchange	(514)	442
– Other changes	1,679	1,162
Ending balance	15,331	15,924	13,232
Santander UK Group Holdings plc | Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,898	6,013
Repayment of debt securities	(2,870)	(1,446)
Liability-related other changes	(23)	(14)
Non-cash changes:
– Unrealised foreign exchange	(99)	339
– Other changes	5	6
Ending balance	1,911	4,898	6,013
Santander UK Group Holdings plc | Other liabilities at FVTPL
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,888	4,190
Proceeds from issue of debt securities	1,528	3,889
Liability-related other changes	558	(191)
Non-cash changes:
– Unrealised foreign exchange	(383)
Ending balance	9,591	7,888	4,190
Santander UK Group Holdings plc | Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	942	838
Proceeds from issue of subordinated liabilities	1,050
Repayment of subordinated liabilities	(360)
Liability-related other changes	30	1
Non-cash changes:
– Unrealised foreign exchange	(32)	103
– Other changes	3
Ending balance	1,633	942	838
Santander UK Group Holdings plc | Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,196	2,191
Issue of other equity instruments	0	750
Repurchase of other equity instruments	0	(750)
Liability-related other changes	0	5
Non-cash changes:
Ending balance	2,196	2,196	2,191
Santander UK Group Holdings plc | Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0
Dividends paid	(1,671)	(1,156)
Non-cash changes:
– Other changes	1,671	1,156
Ending balance	£ 0	£ 0	£ 0